PAYROLL LIABILITY – PENSION (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payroll Liability Pension
Pension balances	$ 345,140	$ 453,965	$ 616,579